Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Series B [Member]	Series C [Member]	Number of Common Shares Issued [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Series B [Member]	Noncontrolling Interest [Member] Series C [Member]
Beginning balance at Dec. 31, 2016	$ 43,525
Net Income	1,611
Ending balance at Dec. 31, 2017	44,540				$ 8,891	$ 12,824	$ 13,282	$ (1,107)	$ 10,650
Ending balance, shares at Dec. 31, 2017				7,112,853
Net Income	2,477						1,907		570
Repurchase of common stock	$ (747)				(173)	(574)
Repurchase of common stock, shares	(138,629)			(138,629)
2% stock dividend					174	586	(760)
2% stock dividend, shares				138,939
Cash paid – fractional shares	$ (8)						(8)
Stock options exercised	$ 65				16	49
Stock options exercised, shares	13,378			13,378
Other comprehensive loss	$ (587)							(587)
Record preferred stock dividend (noncontrolling interest)		$ (417)	$ (148)							$ (417)	$ (148)
Ending balance at Dec. 31, 2018	45,175				8,908	12,885	14,421	(1,694)	10,655
Ending balance, shares at Dec. 31, 2018				7,126,541
Net Income	3,087						2,523		564
Repurchase of common stock	$ (850)				(211)	(639)
Repurchase of common stock, shares	(168,683)			(168,683)
2% stock dividend					173	538	(711)
2% stock dividend, shares				138,062
Cash paid – fractional shares	$ (7)						(7)
Stock options exercised, shares	0
Other comprehensive loss	$ 2,017							2,017
Record preferred stock dividend (noncontrolling interest)		(416)	(148)							(416)	(148)
Ending balance at Dec. 31, 2019	48,858				8,870	12,784	16,226	323	10,655
Ending balance, shares at Dec. 31, 2019				7,095,920
Net Income	8,107						7,540		567
Repurchase of common stock	$ (991)				(227)	(764)
Repurchase of common stock, shares	(181,558)			(181,558)
2% stock dividend					172	587	(759)
2% stock dividend, shares				137,781
Cash paid – fractional shares	$ (7)						(7)
Stock options exercised, shares	0
Other comprehensive loss	$ 3,837							3,837
Record preferred stock dividend (noncontrolling interest)		$ (418)	$ (149)							$ (418)	$ (149)
Ending balance at Dec. 31, 2020	$ 59,237				$ 8,815	$ 12,607	$ 23,000	$ 4,160	$ 10,655
Ending balance, shares at Dec. 31, 2020				7,052,143